Financial Instruments - Schedule of Impact on Profit Before Income Taxes Had the Interest Rate (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Market risk [abstract]
Impact on profit before income taxes	¥ (791)	¥ (498)